UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-498
                                   -----------


                             AXP STOCK SERIES, INC.
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     9/30
                         --------------
Date of reporting period:   12/31
                         --------------

                            RIVERSOURCE STOCK FUND
                           A FEEDER FUND INVESTING IN
                                EQUITY PORTFOLIO
                      PORTFOLIO HOLDINGS AT DEC. 31, 2005


Investments in Securities
Equity Portfolio
Dec. 31, 2005 (Unaudited)
(Percentages represent value of investments compared to net assets)

Common Stocks (98.9%)
Issuer                                Shares                   Value(a)

Aerospace & Defense (3.0%)
Boeing                               330,106                $23,186,646
General Dynamics                       2,866                    326,867
Goodrich                              23,131                    950,684
Lockheed Martin                      150,000                  9,544,500
Rockwell Collins                      55,762                  2,591,260
United Technologies                  315,544                 17,642,065
Total                                                        54,242,022

Air Freight & Logistics (0.5%)
United Parcel Service Cl B           110,000                  8,266,500

Auto Components (0.1%)
Dana                                  30,576                    219,536
Delphi                               111,477                     32,663
Johnson Controls                      25,635                  1,869,047
Total                                                         2,121,246

Automobiles (0.5%)
Ford Motor                           512,472                  3,956,284
General Motors                       151,189(d)               2,936,090
Harley-Davidson                       51,295                  2,641,180
Total                                                         9,533,554

Beverages (1.8%)
Coca-Cola                            448,176                 18,065,975
Constellation Brands Cl A             25,458(b)                 667,763
PepsiCo                              234,777                 13,870,625
Total                                                        32,604,363

Biotechnology (0.7%)
Amgen                                100,000(b)               7,886,000
Gilead Sciences                       90,820(b)               4,779,857
Total                                                        12,665,857

Capital Markets (2.9%)
Bear Stearns Companies                13,037                  1,506,165
Charles Schwab                        68,194                  1,000,406
Franklin Resources                    94,915                  8,922,959
Goldman Sachs Group                  150,000                 19,156,500
Janus Capital Group                   64,951                  1,210,037

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Capital Markets (cont.)
Lehman Brothers Holdings             111,553                $14,297,748
Merrill Lynch & Co                    34,591                  2,342,848
Morgan Stanley                        59,546                  3,378,640
Total                                                        51,815,303

Chemicals (0.6%)
Ecolab                               100,000                  3,627,000
Monsanto                              51,625                  4,002,486
Praxair                               75,000                  3,972,000
Total                                                        11,601,486

Commercial Banks (3.1%)
Bank of America                      210,000                  9,691,500
Comerica                              21,570                  1,224,313
KeyCorp                               43,553                  1,434,200
Natl City                            172,364(d)               5,786,259
PNC Financial
  Services Group                      78,623                  4,861,260
US Bancorp                           330,000                  9,863,700
Wells Fargo & Co                     380,000                 23,875,401
Total                                                        56,736,633

Commercial Services & Supplies (0.1%)
Equifax                               27,434                  1,043,041

Communications Equipment (1.8%)
Cisco Systems                        230,000(b)               3,937,600
Comverse Technology                   71,637(b)               1,904,828
Corning                              562,300(b)              11,054,818
Motorola                             595,419                 13,450,515
Scientific-Atlanta                    29,452                  1,268,498
Tellabs                              102,379(b)               1,115,931
Total                                                        32,732,190

Computers & Peripherals (3.9%)
Apple Computer                       241,040(b)              17,328,366
EMC                                  580,000(b)               7,899,600
Gateway                              251,317(b)                 630,806
Hewlett-Packard                    1,339,680                 38,355,037
Lexmark Intl Cl A                     15,641(b)                 701,186
NCR                                   40,190(b)               1,364,049

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Computers & Peripherals (cont.)
QLogic                               145,178(b)              $4,719,737
Total                                                        70,998,781

Consumer Finance (0.8%)
MBNA                                  79,188                  2,150,746
SLM                                  220,000                 12,119,800
Total                                                        14,270,546

Distributors (0.1%)
Genuine Parts                         28,762                  1,263,227

Diversified Financial Services (4.4%)
CIT Group                             34,530                  1,787,963
Citigroup                          1,091,877                 52,988,791
iShares MSCI EAFE
  Index Fund                         407,600                 24,235,896
Moody's                               20,581                  1,264,085
Total                                                        80,276,735

Diversified Telecommunication Services (4.3%)
AT&T                               1,264,729                 30,973,212
BellSouth                            643,026                 17,426,005
Sprint Nextel                        500,000                 11,680,000
Verizon Communications               599,438                 18,055,073
Total                                                        78,134,290

Electric Utilities (2.4%)
Allegheny Energy                      49,289(b)               1,559,997
American Electric Power               61,522                  2,281,851
CenterPoint Energy                    81,337                  1,045,180
Edison Intl                           31,102                  1,356,358
Exelon                               128,296                  6,817,649
FPL Group                             51,979                  2,160,247
PG&E                                 108,523                  4,028,374
PPL                                  150,000                  4,410,000
Southern                             320,000                 11,049,601
TECO Energy                           99,311                  1,706,163
TXU                                  124,816                  6,264,515
Xcel Energy                           51,961                    959,200
Total                                                        43,639,135

See accompanying notes to investments in securities.

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1  --  RIVERSOURCE STOCK FUND  --  PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer                                Shares                   Value(a)

Electrical Equipment (0.4%)
American Power Conversion             72,997                 $1,605,934
Rockwell Automation                  100,000                  5,916,000
Total                                                         7,521,934

Electronic Equipment & Instruments (0.3%)
Jabil Circuit                         31,906(b)               1,183,394
Sanmina-SCI                          787,345(b)               3,354,089
Total                                                         4,537,483

Energy Equipment & Services (2.7%)
Baker Hughes                         154,661                  9,400,296
BJ Services                           42,114                  1,544,320
Halliburton                          188,157                 11,658,207
Nabors Inds                           20,574(b,c)             1,558,481
Natl Oilwell Varco                    43,938(b)               2,754,913
Noble                                  9,051                    638,458
Schlumberger                         130,000                 12,629,499
Transocean                           135,810(b)               9,464,599
Total                                                        49,648,773

Food & Staples Retailing (2.5%)
Albertson's                           82,337                  1,757,895
CVS                                  402,856                 10,643,456
Kroger                               183,056(b)               3,456,097
Safeway                              219,477                  5,192,826
SYSCO                                 42,579                  1,322,078
Wal-Mart Stores                      490,951                 22,976,506
Total                                                        45,348,858

Food Products (1.4%)
Archer-Daniels-Midland               162,054                  3,996,252
Hershey                               23,734                  1,311,304
Kellogg                              220,000                  9,508,400
WM Wrigley Jr                        150,000                  9,973,499
Total                                                        24,789,455

Health Care Equipment & Supplies (2.6%)
Alcon                                 25,000(c)               3,240,000
Bausch & Lomb                         14,021                    952,026
Becton Dickinson & Co                 24,737                  1,486,199
Medtronic                            416,831                 23,996,961
St Jude Medical                      220,000(b)              11,044,000
Stryker                              145,000                  6,442,350
Total                                                        47,161,536

Health Care Providers & Services (6.7%)
Aetna                                 74,353                  7,012,231
AmerisourceBergen                     54,548                  2,258,287
Cardinal Health                       46,110                  3,170,063
Caremark Rx                          108,287(b)               5,608,184
CIGNA                                 86,047                  9,611,450
Express Scripts                       58,057(b)               4,865,177
HCA                                  113,610                  5,737,305
Humana                                26,830(b)               1,457,674
McKesson                             120,181                  6,200,138
Medco Health Solutions                63,244(b)               3,529,015
Quest Diagnostics                     39,405                  2,028,569
Tenet Healthcare                      69,745(b)                 534,247
UnitedHealth Group                   697,817                 43,362,348
WellPoint                            345,785(b)              27,590,185
Total                                                       122,964,873


Common Stocks (continued)
Issuer                                Shares                   Value(a)

Hotels, Restaurants & Leisure (1.8%)
Darden Restaurants                    50,646                 $1,969,116
Harrah's Entertainment               105,571                  7,526,157
Marriott Intl Cl A                   182,815                 12,243,121
Starbucks                            180,000(b)               5,401,800
Wendy's Intl                          45,405                  2,509,080
Yum! Brands                           55,583                  2,605,731
Total                                                        32,255,005

Household Durables (1.2%)
Centex                                73,255                  5,237,000
DR Horton                            191,481                  6,841,615
KB HOME                               28,115                  2,042,836
Lennar Cl A                           19,103                  1,165,665
Pulte Homes                          110,575                  4,352,232
Stanley Works                          4,742                    227,806
Whirlpool                             21,968                  1,840,040
Total                                                        21,707,194

Household Products (1.4%)
Kimberly-Clark                        38,134                  2,274,693
Procter & Gamble                     410,000                 23,730,800
Total                                                        26,005,493

Industrial Conglomerates (1.9%)
3M                                   122,286                  9,477,165
General Electric                     720,000                 25,236,000
Total                                                        34,713,165

Insurance (5.7%)
ACE                                   12,982(c)                 693,758
AFLAC                                 32,833                  1,524,108
Allstate                             245,821                 13,291,541
Ambac Financial Group                 43,792                  3,374,612
American Intl Group                  230,000                 15,692,900
Aon                                   56,826                  2,042,895
Chubb                                124,009                 12,109,479
Hartford Financial
  Services Group                      19,040                  1,635,346
Jefferson-Pilot                       14,239                    810,626
Lincoln Natl                          62,101                  3,293,216
Loews                                 49,389                  4,684,547
Marsh & McLennan
  Companies                           95,414                  3,030,349
MBIA                                  53,750                  3,233,600
Prudential Financial                 192,712                 14,104,591
Safeco                                18,055                  1,020,108
St Paul Travelers
  Companies                          411,070                 18,362,496
Torchmark                             22,084                  1,227,870
UnumProvident                        125,407                  2,853,009
Total                                                       102,985,051

Internet Software & Services (0.9%)
Google Cl A                           28,000(b)              11,616,080
Yahoo!                               140,000(b,d)             5,485,200
Total                                                        17,101,280

IT Services (0.5%)
Affiliated Computer
  Services Cl A                       19,858(b)               1,175,196
Automatic Data Processing             21,107                    968,600
Convergys                            108,755(b)               1,723,767
Electronic Data Systems               95,135                  2,287,046

Common Stocks (continued)
Issuer                                Shares                   Value(a)

IT Services (cont.)
Sabre Holdings Cl A                   53,261                 $1,284,123
Unisys                               153,647(b)                 895,762
Total                                                         8,334,494

Leisure Equipment & Products (0.3%)
Eastman Kodak                        115,450                  2,701,530
Mattel                               120,252                  1,902,387
Total                                                         4,603,917

Machinery (1.9%)
Caterpillar                          383,574                 22,159,069
Ingersoll-Rand Cl A                   25,846(c)               1,043,403
ITT Inds                              94,147                  9,680,195
PACCAR                                14,299                    989,920
Total                                                        33,872,587

Media (0.5%)
Clear Channel Outdoor
  Holdings Cl A                      200,000(b)               4,010,000
Time Warner                          300,000                  5,232,000
Total                                                         9,242,000

Metals & Mining (1.3%)
BHP Billiton ADR                     325,000(c)              10,861,500
Nucor                                 10,550                    703,896
Peabody Energy                        50,000                  4,121,000
Phelps Dodge                          57,001                  8,200,734
Total                                                        23,887,130

Multiline Retail (1.8%)
Dollar General                        81,264                  1,549,704
Family Dollar Stores                  38,890                    964,083
Federated Dept Stores                 90,167                  5,980,777
JC Penney                             32,168                  1,788,541
Nordstrom                             86,390                  3,230,986
Sears Holdings                         2,908(b)                 335,961
Target                               330,000                 18,140,101
Total                                                        31,990,153

Multi-Utilities & Unregulated Power (1.4%)
AES                                  156,620(b)               2,479,295
CMS Energy                           111,348(b)               1,615,659
Constellation Energy Group            23,442                  1,350,259
Dominion Resources                   122,059                  9,422,955
Duke Energy                          119,770                  3,287,687
Public Service
  Enterprise Group                    82,300                  5,347,031
Sempra Energy                         35,742                  1,602,671
Total                                                        25,105,557

Oil & Gas (8.0%)
Amerada Hess                           9,921                  1,258,181
Anadarko Petroleum                    28,997                  2,747,466
BG Group ADR                         180,000(c)               8,940,600
Chevron                              522,473                 29,660,792
ConocoPhillips                       326,080                 18,971,334
Devon Energy                         110,790                  6,928,807
El Paso                              109,541                  1,332,019
EOG Resources                         29,258                  2,146,659
Exxon Mobil                        1,029,078                 57,803,312
Kerr-McGee                            14,959                  1,359,175
Kinder Morgan                         38,796                  3,567,292

See accompanying notes to investments in securities.

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2  --  RIVERSOURCE STOCK FUND  --  PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer                                Shares                   Value(a)

Oil & Gas (cont.)
Marathon Oil                          72,685                 $4,431,604
Occidental Petroleum                  25,800                  2,060,904
Sunoco                                43,220                  3,387,584
Williams Companies                    73,838                  1,710,826
Total                                                       146,306,555

Pharmaceuticals (6.5%)
Abbott Laboratories                   72,778                  2,869,637
Allergan                              16,877                  1,822,041
Bristol-Myers Squibb                 565,979                 13,006,197
Johnson & Johnson                    705,361                 42,392,197
Merck & Co                           764,577                 24,321,194
Pfizer                               660,782                 15,409,436
Roche Holding ADR                    190,000(c)              14,221,709
Teva Pharmaceutical
  Inds ADR                           130,000(c)               5,591,300
Total                                                       119,633,711

Real Estate Investment Trust (0.2%)
Equity Office Properties Trust        52,744                  1,599,725
Simon Property Group                  14,650                  1,122,630
Total                                                         2,722,355

Road & Rail (1.0%)
Burlington Northern
  Santa Fe                            24,690                  1,748,546
CSX                                  267,916                 13,602,095
Norfolk Southern                      74,244                  3,328,359
Total                                                        18,679,000

Semiconductors & Semiconductor Equipment (3.4%)
Advanced Micro Devices               296,742(b)               9,080,305
Applied Micro Circuits               361,162(b)                 928,186
Broadcom Cl A                        138,070(b)               6,510,001

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Semiconductors & Semiconductor Equipment (cont.)
Intel                                687,380                $17,157,004
Linear Technology                    160,000                  5,771,200
LSI Logic                            100,831(b)                 806,648
Maxim Integrated Products            120,000                  4,348,800
Microchip Technology                  40,000                  1,286,000
Natl Semiconductor                    89,867                  2,334,745
NVIDIA                                82,546(b)               3,017,882
Texas Instruments                    310,000                  9,941,700
Total                                                        61,182,471

Software (3.6%)
Adobe Systems                         58,882                  2,176,279
Autodesk                              41,982                  1,803,127
Citrix Systems                        41,974(b)               1,208,012
Compuware                            301,837(b)               2,707,478
Microsoft                          1,381,401                 36,123,635
Oracle                               867,629(b)              10,593,750
SAP ADR                              200,000(c)               9,014,000
Symantec                              71,785(b)               1,256,238
Total                                                        64,882,519

Specialty Retail (2.9%)
AutoNation                            46,675(b)               1,014,248
Best Buy                             195,079(f)               8,482,035
Home Depot                           613,978                 24,853,829
Lowe's Companies                     130,000                  8,665,800
Office Depot                         283,056(b)               8,887,958
Staples                               43,797                    994,630
Total                                                        52,898,500

Textiles, Apparel & Luxury Goods (0.4%)
Coach                                 28,636(b)                 954,724
Liz Claiborne                         15,157                    542,924
Nike Cl B                             47,341                  4,108,725

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Textiles, Apparel & Luxury Goods (cont.)
VF                                    16,538                   $915,213
Total                                                         6,521,586

Thrifts & Mortgage Finance (1.9%)
Countrywide Financial                 22,882                    782,336
Fannie Mae                           287,414                 14,028,677
Freddie Mac                          127,565                  8,336,373
MGIC Investment                       28,521                  1,877,252
Washington Mutual                    227,896                  9,913,476
Total                                                        34,938,114

Tobacco (2.8%)
Altria Group                         661,643                 49,437,965
UST                                   42,237                  1,724,537
Total                                                        51,162,502

Total Common Stocks
(Cost: $1,662,955,718)                                   $1,794,648,160

Short-Term Securities (1.0%)(e)
Issuer            Effective           Amount                   Value(a)
                    yield         payable at
                                    maturity
Commercial Paper
Amsterdam Funding
   01-03-06          4.20%        $8,800,000(g)              $8,795,893
   01-09-06          4.36          5,000,000(g)               4,993,958
Goldman, Sachs Group
   01-03-06          4.33          5,000,000                  4,997,595

Total Short-Term Securities
(Cost: $18,789,678)                                         $18,787,446

Total Investments in Securities
(Cost: $1,681,745,396)(h)                                $1,813,435,606

See accompanying notes to investments in securities.

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3  --  RIVERSOURCE STOCK FUND  --  PORTFOLIO HOLDINGS AT DEC. 31, 2005

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Sept. 30, 2005.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2005, the value of foreign securities represented 3.0% of net assets.

(d)  At Dec. 31, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.7% of net assets. 0.3% of net assets is the Portfolio's cash equivalent position.

(f) Partially pledged as initial margin deposit on the following open stock index futures contracts:

     Type of security                                                  Contracts
     Purchase contracts
     S&P 500 Index, March 2006                                                 8

(g) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2005, the value of these securities amounted to $13,789,851 or 0.8% of net assets.

(h) At Dec. 31, 2005, the cost of securities for federal income tax purposes was approximately $1,681,745,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $171,009,000
     Unrealized depreciation                                        (39,318,000)
                                                                   -------------
     Net unrealized appreciation                                   $131,691,000
                                                                   -------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

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4   --  RIVERSOURCE STOCK FUND  --  PORTFOLIO HOLDINGS AT DEC. 31, 2005


                                                             S-6351-80 D (3/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP STOCK SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 1, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 1, 2006


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          March 1, 2006